NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Nature Of Operations And Going Concern 1	$ 1,191